                        OHIO NATIONAL VARIABLE ACCOUNT A
                                       AND
                        OHIO NATIONAL VARIABLE ACCOUNT B
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (513) 794-6514


                       STATEMENT OF ADDITIONAL INFORMATION


                                October 6, 1999


This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Accounts A and B ("VAA" and "VAB") flexible purchase payment individual variable annuity contracts dated May 1, 1999. To get a free copy of the prospectus for VAA and VAB, write or call us at the above address.



                                Table of Contents


          Custodian .........................................................................   2
          Independent Certified Public Accountants ..........................................   2
          Underwriter .......................................................................   2
          Calculation of Money Market Yield .................................................   3
          Total Return ......................................................................   3
          The Year 2000 Issue ...............................................................   4
          Loans Under Tax-sheltered Annuities ...............................................   4
          Financial Statements ..............................................................   6





                                "TOP TRADITION"

CUSTODIAN

We have a custody agreement with Firstar Bank, N.A., Cincinnati, Ohio, under which Firstar holds custody of VAA's and VAB's assets. The agreement provides for Firstar to purchase Fund shares at their net asset value determined as of the end of the valuation period during which we receive the deposit. At our instruction, Firstar redeems the Fund shares held by VAA and VAB at their net asset value determined as of the end of the valuation period during which we receive or make a redemption request. In addition, Firstar keeps appropriate records of all of VAA's and VAB's transactions in Fund shares.

The custody agreement requires Firstar to always have aggregate capital, surplus and undivided profit of not less than $2 million. It does not allow Firstar to resign until (a) a successor custodian bank having the above qualifications has agreed to serve as custodian, or (b) VAA and VAB have been completely liquidated and the liquidation proceeds properly distributed. Subject to these conditions, the custody agreement may be terminated by either us or Firstar upon sixty days written notice. We pay Firstar a fee for its services as custodian.


INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The financial statements of VAA and VAB as of December 31, 1998 and for the periods indicated and our consolidated financial statements as of December 31, 1998 and 1997 and for the periods indicated have been included in reliance upon the report of KPMG LLP, independent certified public accountants, also appearing herein, and upon that firm's authority as experts in accounting and auditing.


UNDERWRITER

We offer the contracts continuously. Before May 1, 1997, The O. N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of ours, was the principal underwriter of the contracts. Since May 1, 1997, the principal underwriter has been Ohio National Equities, Inc. ("ONEQ"), another wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONESCO and ONEQ for contracts issued by VAA, and the amounts retained by ONESCO and ONEQ, for each of the last three years have been:

                              ONESCO                ONEQ               ONESCO              ONEQ
                             Aggregate            Aggregate           Retained           Retained
Year                        Commissions          Commissions        Commissions        Commissions
----                        -----------          -----------        -----------        -----------
1998                           None              $6,658,441             None             $827,720
1997                        $  903,146            2,997,646           $ 89,572            297,299
1996                         2,461,096              None               239,957             None

For contracts issued by VAB, those amounts have been:

                              ONESCO                ONEQ               ONESCO              ONEQ
                             Aggregate            Aggregate           Retained           Retained
Year                        Commissions          Commissions        Commissions        Commissions
----                        -----------          -----------        -----------        -----------
1998                           None               $  934,575            None             $116,178
1997                        $  330,599             1,097,297          $ 32,788            108,827
1996                         1,691,331               None              164,905             None


CALCULATION OF MONEY MARKET YIELD

The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 1998, was 4.29%. This was calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, dividing the net change in value by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7. The result is rounded to the nearest hundredth of one percent.


TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                         n
                                 P(1 + T)  = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (September 10, 1984). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, we convert the $30 annual contract administration charge to an annual percentage charge of 0.10%. This is based upon an average contract value of $30,000. The actual effect that the contract administration charge would have on total returns would be less than that percentage for contracts having a higher value and greater than that for contracts having a lower value.

The average annual non-standardized total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 1998 (assuming surrender of the contract then) are as follows:

                                      One          Five           Ten           From            Inception
                                      Year         Years          Years       Inception            Date
                                      ----         -----          -----       ---------            ----
Equity                                4.45%        12.15%         11.30%          9.54%          10-06-69
Money Market                          4.11%         3.84%          4.09%          5.90%          03-20-80
Bond                                  3.95%         5.11%          6.84%          7.17%          11-02-82
Omni                                  3.27%        10.40%         10.15%         10.16%          09-10-84
International                         2.63%         6.73%         N/A            10.00%          04-30-93
Capital Appreciation                  4.64%        N/A            N/A            12.16%          05-01-94
Small Cap                             9.24%        N/A            N/A            17.81%          05-01-94
International Small Company           2.28%        N/A            N/A             8.29%          03-31-95
Aggressive Growth                     6.54%        N/A            N/A            11.08%          03-31-95
Core Growth                           7.51%        N/A            N/A             1.45%          01-03-97
Growth & Income                       5.80%        N/A            N/A            19.53%          01-03-97
S&P 500 Index                        28.44%        N/A            N/A            29.39%          01-03-97
Social Awareness                    (23.35%)       N/A            N/A            (2.48%)         01-03-97


THE YEAR 2000 ISSUE


We believe we have succeeded in remedying the "Year 2000" problem for all mission critical computer systems and applications. Conversion testing and implementation for legacy systems were completed by December 31, 1998, and Year 2000 compliant annuity processing system conversions were installed and testing completed on June 20, 1999. Peripheral personal computer systems have also been up-graded and tested for Year 2000 implementation. While Ohio National Fund and its investment adviser have been assured by suppliers of financial services (including the custodians, the transfer agent and the accounting agent) that their systems either are already compliant or will be so in sufficient time, internal auditors are independently testing those systems to verify their compliance. We are also developing contingency plans to be prepared for the possibility that one or more service providers might not be compliant. If we, Ohio National Fund, its investment adviser or one of our service suppliers fails to achieve timely and complete compliance, it could materially impair our ability to conduct our business, including the ability to accurately and timely value interests in the contracts.



LOANS UNDER TAX-SHELTERED ANNUITIES

Contracts issued as tax-sheltered annuities under plans qualifying under Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. A loan must be for at least $1,000 and may only be made from the Guaranteed Account. The loan amount is limited by the maximum loan formula described in your contract.

We charge an annual effective rate of interest up to 7%. You must generally repay your loans within 5 years (or 20 years if you use the loan to purchase your primary home).

The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity will all be reduced by your loan balance, including accrued interest.

OHIO NATIONAL VARIABLE ACCOUNT A
INDEPENDENT AUDITORS' REPORT

The Board of Directors of
The Ohio National Life Insurance Company

and Contract Owners of
Ohio National Variable Account A:

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account A (comprised of the Ohio National Equity, Ohio National Money Market, Ohio National Bond, Ohio National Omni, Ohio National International, Ohio National Capital Appreciation, Ohio National Small Cap, Ohio National Global Contrarian, Ohio National Aggressive Growth, Ohio National S&P 500 Index, Ohio National Social Awareness, Ohio National Core Growth, Ohio National Growth & Income, Ohio National Stellar, Ohio National Strategic Income, Ohio National Relative Value, Ohio National High Income Bond, Ohio National Equity Income, Ohio National Blue Chip, Ohio National Small Cap Growth, Montgomery Asset Emerging Market, Montgomery Asset Small Cap Opportunity Trust II, Fidelity Investments VIP Growth, Fidelity Investments VIP Equity Income, Fidelity Investments VIP High Income Bond, JP Morgan Small Company, Janus Aspen Series Growth, Janus Aspen Series International Growth, Janus Aspen Series Worldwide Growth, Janus Aspen Series Balanced, Salomon Brothers Variable Series Capital, Salomon Brothers Variable Series Total Return, Salomon Brothers Variable Series Investors, Strong Variable Funds Opportunity II, Strong Variable Funds Schafer Value II, Strong Variable Funds Growth II, Morgan Stanley Universal Funds Fixed Income, Morgan Stanley Universal Funds US Real Estate, Morgan Stanley Universal Funds Value, Morgan Stanley Universal Funds Emerging Market Debt, Goldman Sachs VIT Growth & Income, Goldman Sachs VIT Core US Equity, Goldman Sachs VIT Global Income and Goldman Sachs VIT Capital Growth subaccounts) as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the periods indicated herein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ohio National Variable Account A as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years indicated herein in conformity with generally accepted accounting principles.


                                                                        KPMG LLP
Cincinnati, Ohio
February 5, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OHIO NATIONAL VARIABLE ACCOUNT A                               December 31, 1998
STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                                            MONEY
                                                             EQUITY        MARKET         BOND          OMNI       INTERNATIONAL
                                                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                          ------------   -----------   -----------   -----------   -------------
Assets -- Investments at market value (note 2)..........  $116,584,418   $19,173,429   $10,160,426   $86,988,408    $48,879,593
                                                          ============   ===========   ===========   ===========    ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $116,065,832   $19,059,891   $10,145,018   $86,852,966    $48,877,129
  Annuity reserves for contract in payment period.......       518,586       113,538        15,408       135,442          2,464
                                                          ------------   -----------   -----------   -----------    -----------
Total contract owners' equity...........................  $116,584,418   $19,173,429   $10,160,426   $86,988,408    $48,879,593
                                                          ============   ===========   ===========   ===========    ===========

                                                            CAPITAL
                                                          APPRECIATION    SMALL CAP
                                                           SUBACCOUNT    SUBACCOUNT
                                                          ------------   -----------
Assets -- Investments at market value (note 2)..........  $25,818,183    $25,836,404
                                                          ===========    ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $25,778,593    $25,836,404
  Annuity reserves for contract in payment period.......       39,590              0
                                                          -----------    -----------
Total contract owners' equity...........................  $25,818,183    $25,836,404
                                                          ===========    ===========

                                                            GLOBAL     AGGRESSIVE      CORE       GROWTH &        S&P 500
                                                          CONTRARIAN     GROWTH       GROWTH       INCOME          INDEX
                                                          SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                                                          ----------   ----------   ----------   -----------   -------------
Assets -- Investments at market value (note 2)..........  $5,382,295   $6,784,243   $3,416,790   $19,357,466    $36,114,465
                                                          ==========   ==========   ==========   ===========    ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $5,382,295   $6,784,243   $3,416,790   $19,357,466    $36,106,282
  Annuity reserves for contract in payment period.......           0            0            0             0          8,183
                                                          ----------   ----------   ----------   -----------    -----------
Total contract owners' equity...........................  $5,382,295   $6,784,243   $3,416,790   $19,357,466    $36,114,465
                                                          ==========   ==========   ==========   ===========    ===========

                                                             SOCIAL       STRATEGIC
                                                           AWARENESS       INCOME
                                                           SUBACCOUNT    SUBACCOUNT
                                                          ------------   -----------
Assets -- Investments at market value (note 2)..........   $1,964,101    $ 1,874,581
                                                           ==========    ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $1,964,101    $ 1,874,581
  Annuity reserves for contract in payment period.......            0              0
                                                           ----------    -----------
Total contract owners' equity...........................   $1,964,101    $ 1,874,581
                                                           ==========    ===========

                                                                                                                  HIGH
                                                                        RELATIVE       BLUE        EQUITY        INCOME
                                                           STELLAR       VALUE         CHIP        INCOME         BOND
                                                          SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                          ----------   ----------   ----------   ----------   -------------
Assets -- Investments at market value (note 2)..........  $1,345,772   $9,995,636    $830,810     $99,695       $447,812
                                                          ==========   ==========    ========     =======       ========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $1,345,772   $9,995,636    $830,810     $99,695       $447,812
  Annuity reserves for contract in payment period.......           0            0           0           0              0
                                                          ----------   ----------    --------     -------       --------
Total contract owners' equity...........................  $1,345,772   $9,995,636    $830,810     $99,695       $447,812
                                                          ==========   ==========    ========     =======       ========


                                                           SMALL CAP
                                                             GROWTH
                                                           SUBACCOUNT
                                                          ------------
Assets -- Investments at market value (note 2)..........    $176,952
                                                            ========
Contract owners' equity
  Contracts in accumulation period (note 3).............    $176,952
  Annuity reserves for contract in payment period.......           0
                                                            --------
Total contract owners' equity...........................    $176,952
                                                            ========

                                                                                              FIDELITY INVESTMENTS
                                                              MONTGOMERY ASSET       ---------------------------------------
                                                          ------------------------
                                                                                                                 VIP HIGH
                                                           EMERGING     SMALL CAP                 VIP EQUITY      INCOME
                                                            MARKET     OPPORTUNITY   VIP GROWTH     INCOME         BOND
                                                          SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                          ----------   -----------   ----------   ----------   -------------
Assets -- Investments at market value (note 2)..........   $724,872      $90,461     $4,523,170   $5,489,577    $3,096,886
                                                           ========      =======     ==========   ==========    ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $724,872      $90,461     $4,523,170   $5,489,577    $3,096,886
                                                           ========      =======     ==========   ==========    ==========


                                                           JP MORGAN
                                                            TRUST II
                                                          ------------
                                                           SMALL CO.
                                                           SUBACCOUNT
                                                          ------------
Assets -- Investments at market value (note 2)..........    $656,502
                                                            ========
Contract owners' equity
  Contracts in accumulation period (note 3).............    $656,502
                                                            ========

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OHIO NATIONAL VARIABLE ACCOUNT A                               December 31, 1998
STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                                           JANUS ASPEN SERIES
                                                          ----------------------------------------------------
                                                                       INTERNATIONAL   WORLDWIDE
                                                            GROWTH        GROWTH         GROWTH      BALANCED
                                                          SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                                                          ----------   -------------   ----------   ----------
Assets -- Investments at market value (note 2)..........  $2,417,364     $225,341      $2,712,330   $4,245,160
                                                          ==========     ========      ==========   ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $2,417,364     $225,341      $2,712,330   $4,245,160
                                                          ==========     ========      ==========   ==========

                                                            SALOMON BROTHERS VARIABLE SERIES
                                                          ------------------------------------
                                                                         TOTAL
                                                           CAPITAL       RETURN     INVESTORS
                                                          SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                          ----------   ----------   ----------
Assets -- Investments at market value (note 2)..........   $298,630     $374,621     $393,172
                                                           ========     ========     ========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $298,630     $374,621     $393,172
                                                           ========     ========     ========

                                                                   STRONG VARIABLE FUNDS
                                                          ----------------------------------------
                                                          OPPORTUNITY      SCHAFER
                                                              II          VALUE II      GROWTH II
                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                          -----------   -------------   ----------
Assets -- Investments at market value (note 2)..........   $775,780        $50,269       $611,718
                                                           ========        =======       ========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $775,780        $50,269       $611,718
                                                           ========        =======       ========

                                                                   MORGAN STANLEY UNIVERSAL FUNDS
                                                          -------------------------------------------------
                                                                                                  EMERGING
                                                            FIXED       US REAL                    MARKET
                                                            INCOME       ESTATE       VALUE         DEBT
                                                          SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                          ----------   ----------   ----------   ----------
Assets -- Investments at market value (note 2)..........   $542,625     $86,646      $422,028      $7,599
                                                           ========     =======      ========      ======
Contract owners' equity
  Contracts in accumulation period (note 3).............   $542,625     $86,646      $422,028      $7,599
                                                           ========     =======      ========      ======

                                                                              GOLDMAN SACHS
                                                          -----------------------------------------------------
                                                          VIT GROWTH     VIT CORE      VIT GLOBAL   VIT CAPITAL
                                                           & INCOME      US EQUITY       INCOME       GROWTH
                                                          SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                                                          ----------   -------------   ----------   -----------
Assets -- Investments at market value (note 2)..........   $747,633      $849,461       $82,543     $1,058,880
                                                           ========      ========       =======     ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $747,633      $849,461       $82,543     $1,058,880
                                                           ========      ========       =======     ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1998 and 1997

                                                 EQUITY                     MONEY MARKET                     BOND
                                               SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                                      ----------------------------    -------------------------    -------------------------
                                          1998            1997           1998           1997          1998           1997
                                      ------------    ------------    -----------    ----------    -----------    ----------
Investment activity:
  Reinvested dividends..............  $  1,441,507    $  1,848,791    $   500,680    $  330,310    $   525,455    $  430,461
  Risk & administrative expense
     (note 4).......................    (1,251,708)     (1,119,990)      (110,522)      (61,793)       (87,915)      (54,587)
                                      ------------    ------------    -----------    ----------    -----------    ----------
       Net investment activity......       189,799         728,801        390,158       268,517        437,540       375,874
                                      ------------    ------------    -----------    ----------    -----------    ----------
  Realized & Unrealized gain (loss)
     on investments:
     Reinvested capital gains.......     2,181,204       5,884,076              0             0              0             0
     Realized gain (loss)...........     2,970,607       1,814,454        (14,941)       (8,000)        17,380        18,355
     Unrealized gain (loss).........      (363,011)      7,253,475              0             0       (152,308)        6,598
                                      ------------    ------------    -----------    ----------    -----------    ----------
       Net gain (loss) on
          investments...............     4,788,800      14,952,005        (14,941)       (8,000)      (134,928)       24,953
                                      ------------    ------------    -----------    ----------    -----------    ----------
          Net increase in contract
            owners' equity from
            operations..............     4,978,599      15,680,806        375,217       260,517        302,612       400,827
                                      ------------    ------------    -----------    ----------    -----------    ----------
Equity transactions:
  Sales:
     Contract purchase payments.....    11,458,073      12,307,774     15,381,429     5,766,812      3,493,444     1,341,058
     Transfers from fixed & other
       subaccounts..................     4,018,120       4,663,120     19,865,502     4,122,546      2,139,647       617,341
                                      ------------    ------------    -----------    ----------    -----------    ----------
                                        15,476,193      16,970,894     35,246,931     9,889,358      5,633,091     1,958,399
                                      ------------    ------------    -----------    ----------    -----------    ----------
  Redemptions:
     Withdrawals & surrenders (note
       5)...........................     9,328,210       5,482,124        696,570       594,152        537,227       453,555
     Annuity & death benefit
       payments.....................     1,139,548       1,282,347         76,055       406,483         34,162        29,614
     Transfers to fixed & other
       subaccounts..................     5,629,381       3,119,594     22,718,469     7,901,647      1,120,365     1,142,089
                                      ------------    ------------    -----------    ----------    -----------    ----------
                                        16,097,139       9,884,065     23,491,094     8,902,282      1,691,754     1,625,258
                                      ------------    ------------    -----------    ----------    -----------    ----------
       Net equity transactions......      (620,946)      7,086,829     11,755,837       987,076      3,941,337       333,141
                                      ------------    ------------    -----------    ----------    -----------    ----------
          Net change in contract
            owners' equity..........     4,357,653      22,767,634     12,131,054     1,247,593      4,243,949       733,968
Contract Owners' Equity:
  Beginning of period...............   112,226,765      89,459,131      7,042,375     5,794,782      5,916,477     5,182,509
                                      ------------    ------------    -----------    ----------    -----------    ----------
  End of period.....................  $116,584,418    $112,226,765    $19,173,429    $7,042,375    $10,160,426    $5,916,477
                                      ============    ============    ===========    ==========    ===========    ==========

                                                 OMNI
                                              SUBACCOUNT
                                      --------------------------
                                         1998           1997
                                      -----------    -----------
Investment activity:
  Reinvested dividends..............  $ 2,270,073    $ 2,224,754
  Risk & administrative expense
     (note 4).......................     (912,754)      (728,446)
                                      -----------    -----------
       Net investment activity......    1,357,319      1,496,308
                                      -----------    -----------
  Realized & Unrealized gain (loss)
     on investments:
     Reinvested capital gains.......       13,227      3,648,542
     Realized gain (loss)...........    1,000,905        739,636
     Unrealized gain (loss).........       (7,903)     4,439,035
                                      -----------    -----------
       Net gain (loss) on
          investments...............    1,006,229      8,827,213
                                      -----------    -----------
          Net increase in contract
            owners' equity from
            operations..............    2,363,548     10,323,521
                                      -----------    -----------
Equity transactions:
  Sales:
     Contract purchase payments.....   14,036,874     11,490,950
     Transfers from fixed & other
       subaccounts..................    4,779,261      3,553,594
                                      -----------    -----------
                                       18,816,135     15,044,544
                                      -----------    -----------
  Redemptions:
     Withdrawals & surrenders (note
       5)...........................    5,537,165      3,743,945
     Annuity & death benefit
       payments.....................      690,280        422,771
     Transfers to fixed & other
       subaccounts..................    4,994,854      2,308,199
                                      -----------    -----------
                                       11,222,299      6,474,915
                                      -----------    -----------
       Net equity transactions......    7,593,836      8,569,629
                                      -----------    -----------
          Net change in contract
            owners' equity..........    9,957,384     18,893,150
Contract Owners' Equity:
  Beginning of period...............   77,031,024     58,137,874
                                      -----------    -----------
  End of period.....................  $86,988,408    $77,031,024
                                      ===========    ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1998 and 1997

                                              INTERNATIONAL              CAPITAL APPRECIATION               SMALL CAP
                                                SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                        --------------------------    --------------------------    --------------------------
                                           1998           1997           1998           1997           1998           1997
                                        -----------    -----------    -----------    -----------    -----------    -----------
Investment activity:
  Reinvested dividends................  $ 2,090,475    $ 3,699,242    $   579,186    $   504,043    $         0    $         0
  Risk & administrative expense (note
     4)...............................     (577,205)      (589,401)      (246,166)      (142,633)      (232,830)      (166,773)
                                        -----------    -----------    -----------    -----------    -----------    -----------
       Net investment activity........    1,513,270      3,109,841        333,020        361,410       (232,830)      (166,773)
                                        -----------    -----------    -----------    -----------    -----------    -----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.........    2,018,195      5,249,079      1,968,462        930,639            339        864,625
     Realized gain (loss).............     (317,892)       231,748        115,918        167,921         78,725        231,007
     Unrealized gain (loss)...........   (1,590,338)    (8,473,446)    (1,450,953)       501,093      2,368,444        391,861
                                        -----------    -----------    -----------    -----------    -----------    -----------
       Net gain (loss) on
          investments.................      109,965     (2,992,619)       633,427      1,599,653      2,447,508      1,487,493
                                        -----------    -----------    -----------    -----------    -----------    -----------
          Net increase in contract
            owners' equity from
            operations................    1,623,235        117,222        966,447      1,961,063      2,214,678      1,320,720
                                        -----------    -----------    -----------    -----------    -----------    -----------
Equity transactions:
  Sales:
     Contract purchase payments.......    4,212,543     12,103,624      6,782,541      5,782,541      4,808,408      5,912,170
     Transfers from fixed & other
       subaccounts....................    1,579,613      3,566,352      2,789,751      2,334,977      2,315,389      2,722,141
                                        -----------    -----------    -----------    -----------    -----------    -----------
                                          5,792,156     15,669,976      9,572,292      8,182,773      7,123,797      8,634,311
                                        -----------    -----------    -----------    -----------    -----------    -----------
  Redemptions:
     Withdrawals & surrenders (note
       5).............................    3,698,490      2,644,036        892,779        876,739      1,199,702        978,740
     Annuity & death benefit
       payments.......................      330,156        454,489        135,114         94,324        126,555         83,891
     Transfers to fixed & other
       subaccounts....................   11,527,756      3,449,717      2,345,418      1,171,118      2,503,007      1,581,012
                                        -----------    -----------    -----------    -----------    -----------    -----------
                                         15,556,402      6,548,242      3,373,311      2,142,181      3,829,264      2,643,643
                                        -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions........   (9,764,246)     9,121,734      6,198,981      6,040,592      3,294,533      5,990,668
                                        -----------    -----------    -----------    -----------    -----------    -----------
          Net change in contract
            owners' equity............   (8,141,011)     9,238,956      7,165,428      8,001,655      5,509,211      7,311,388
Contract owners' equity:
  Beginning of period.................   57,020,604     47,781,648     18,652,755     10,651,100     20,327,193      3,015,805
                                        -----------    -----------    -----------    -----------    -----------    -----------
  End of period.......................  $48,879,593    $57,020,604    $25,818,183    $18,652,755    $25,836,404    $20,327,193
                                        ===========    ===========    ===========    ===========    ===========    ===========

                                           GLOBAL CONTRARION
                                               SUBACCOUNT
                                        ------------------------
                                           1998          1997
                                        ----------    ----------
Investment activity:
  Reinvested dividends................  $  161,217    $  149,703
  Risk & administrative expense (note
     4)...............................     (61,043)      (35,945)
                                        ----------    ----------
       Net investment activity........     100,174       113,758
                                        ----------    ----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.........     475,985       259,942
     Realized gain (loss).............       3,742        21,203
     Unrealized gain (loss)...........    (490,547)      (87,286)
                                        ----------    ----------
       Net gain (loss) on
          investments.................     (10,820)      193,859
                                        ----------    ----------
          Net increase in contract
            owners' equity from
            operations................      89,354       307,617
                                        ----------    ----------
Equity transactions:
  Sales:
     Contract purchase payments.......     949,147     2,590,870
     Transfers from fixed & other
       subaccounts....................     458,945       450,183
                                        ----------    ----------
                                         1,408,092     3,041,053
                                        ----------    ----------
  Redemptions:
     Withdrawals & surrenders (note
       5).............................     220,074        49,264
     Annuity & death benefit
       payments.......................      47,792        22,982
     Transfers to fixed & other
       subaccounts....................   1,098,960       388,564
                                        ----------    ----------
                                         1,366,826       460,810
                                        ----------    ----------
       Net equity transactions........      41,266     2,580,243
                                        ----------    ----------
          Net change in contract
            owners' equity............     130,620     2,887,860
Contract owners' equity:
  Beginning of period.................   5,251,675     2,363,815
                                        ----------    ----------
  End of period.......................  $5,382,295    $5,251,675
                                        ==========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1998 and 1997

                                        AGGRESSIVE GROWTH              CORE GROWTH                GROWTH & INCOME
                                            SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                     ------------------------    ------------------------    -------------------------
                                        1998          1997          1998        1997(a)         1998         1997(a)
                                     ----------    ----------    ----------    ----------    -----------    ----------
Investment activity:
  Reinvested dividends.............  $        0    $   37,645    $        0    $      897    $   153,872    $   24,579
  Risk & administrative expense
    (note 4).......................     (65,184)      (36,453)      (36,181)      (21,525)      (157,261)      (21,755)
                                     ----------    ----------    ----------    ----------    -----------    ----------
    Net investment activity........     (65,184)        1,192       (36,181)      (20,628)        (3,389)        2,824
                                     ----------    ----------    ----------    ----------    -----------    ----------
  Realized & Unrealized gain (loss)
    on investments:
    Reinvested capital gains.......     457,472        16,116             0             0              0       314,126
    Realized gain (loss)...........       9,963         1,626        50,716        (9,324)        20,399        37,785
    Unrealized gain (loss).........     (56,102)      338,859       286,587       (15,044)       628,348       164,431
                                     ----------    ----------    ----------    ----------    -----------    ----------
      Net gain (loss) on
         investments...............     411,333       356,601       337,303       (24,368)       648,747       516,342
                                     ----------    ----------    ----------    ----------    -----------    ----------
         Net (decrease) increase in
           contract owners' equity
           from operations.........     346,149       357,793       301,122       (44,996)       645,358       519,166
                                     ----------    ----------    ----------    ----------    -----------    ----------
Equity transactions:
  Sales:
    Contract purchase payments.....   2,103,790     1,954,169       704,175     2,572,093      9,635,432     4,480,178
    Transfers from fixed & other
      subaccounts..................     622,026       374,153       636,425     1,416,952      6,544,063     1,825,897
                                     ----------    ----------    ----------    ----------    -----------    ----------
                                      2,725,816     2,328,322     1,340,600     3,989,045     16,179,495     6,306,075
                                     ----------    ----------    ----------    ----------    -----------    ----------
  Redemptions:
    Withdrawals & surrenders (note
      5)...........................     302,085       113,256       406,459        24,689        488,326        59,931
    Annuity & death benefit
      payments.....................      49,662        31,455        63,396         6,903        150,793        18,886
    Transfers to fixed & other
      subaccounts..................     751,284       346,549     1,249,355       418,179      3,265,077       309,615
                                     ----------    ----------    ----------    ----------    -----------    ----------
                                      1,103,031       491,260     1,719,210       449,771      3,904,196       388,432
                                     ----------    ----------    ----------    ----------    -----------    ----------
      Net equity transactions......   1,622,785     1,837,062      (378,610)    3,539,274     12,275,299     5,917,643
                                     ----------    ----------    ----------    ----------    -----------    ----------
         Net change in contract
           owners' equity..........   1,968,934     2,194,855       (77,488)    3,494,278     12,920,657     6,436,809
Contract owners' equity:
  Beginning of period..............   4,815,309     2,620,454     3,494,278             0      6,436,809             0
                                     ----------    ----------    ----------    ----------    -----------    ----------
  End of period....................  $6,784,243    $4,815,309    $3,416,790    $3,494,278    $19,357,466    $6,436,809
                                     ==========    ==========    ==========    ==========    ===========    ==========
                                           S&P 500 INDEX
                                            SUBACCOUNT
                                     -------------------------
                                        1998         1997(a)
                                     -----------    ----------
Investment activity:
  Reinvested dividends.............  $   562,393    $  160,849
  Risk & administrative expense
    (note 4).......................     (218,142)      (25,136)
                                     -----------    ----------
    Net investment activity........      344,251       135,713
                                     -----------    ----------
  Realized & Unrealized gain (loss)
    on investments:
    Reinvested capital gains.......    1,546,971       449,005
    Realized gain (loss)...........       67,888        28,306
    Unrealized gain (loss).........    3,394,871      (171,692)
                                     -----------    ----------
      Net gain (loss) on
         investments...............    5,009,730       305,619
                                     -----------    ----------
         Net (decrease) increase in
           contract owners' equity
           from operations.........    5,353,981       441,332
                                     -----------    ----------
Equity transactions:
  Sales:
    Contract purchase payments.....   13,945,843     4,617,012
    Transfers from fixed & other
      subaccounts..................   14,612,814     1,487,498
                                     -----------    ----------
                                      28,558,657     6,104,510
                                     -----------    ----------
  Redemptions:
    Withdrawals & surrenders (note
      5)...........................      623,902        38,238
    Annuity & death benefit
      payments.....................      129,913         6,501
    Transfers to fixed & other
      subaccounts..................    3,168,210       377,251
                                     -----------    ----------
                                       3,922,025       421,990
                                     -----------    ----------
      Net equity transactions......   24,636,632     5,682,520
                                     -----------    ----------
         Net change in contract
           owners' equity..........   29,990,613     6,123,852
Contract owners' equity:
  Beginning of period..............    6,123,852             0
                                     -----------    ----------
  End of period....................  $36,114,465    $6,123,852
                                     ===========    ==========

---------------
(a) Period from January 3, 1997 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1998 and 1997

                                                   SOCIAL AWARENESS           STRATEGIC INCOME               STELLAR
                                                      SUBACCOUNT                 SUBACCOUNT                 SUBACCOUNT
                                                ----------------------    ------------------------    ----------------------
                                                   1998       1997(a)        1998        1997(a)         1998       1997(a)
                                                ----------    --------    ----------    ----------    ----------    --------
Investment activity:
  Reinvested dividends........................  $   10,934    $  2,789    $  120,659    $   27,368    $   40,131    $ 10,225
  Risk & administrative expense (note 4)......     (21,454)     (2,511)      (22,771)       (3,454)      (15,173)     (3,693)
                                                ----------    --------    ----------    ----------    ----------    --------
     Net investment activity..................     (10,520)        278        97,888        23,914        24,958       6,532
                                                ----------    --------    ----------    ----------    ----------    --------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.................           0      69,572           479           835         5,463           0
     Realized gain (loss).....................    (123,673)      3,622       (10,862)          704        (4,370)      2,211
     Unrealized gain (loss)...................    (592,163)    (58,441)     (138,208)       (1,145)      (23,571)     14,738
                                                ----------    --------    ----------    ----------    ----------    --------
       Net gain (loss) on investments.........    (715,836)     14,753      (148,591)          394       (22,478)     16,949
                                                ----------    --------    ----------    ----------    ----------    --------
          Net (decrease) increase in contract
            owners' equity from operations....    (726,356)     15,031       (50,703)       24,308         2,480      23,481
                                                ----------    --------    ----------    ----------    ----------    --------
Equity transactions:
  Sales:
     Contract purchase payments...............   1,707,317     584,481     1,124,332     1,060,804       898,498     591,022
     Transfers from fixed & other
       subaccounts............................  727,506...     264,875        74,905         1,498       181,594       5,839
                                                ----------    --------    ----------    ----------    ----------    --------
                                                 2,434,823     849,356     1,199,237     1,062,302     1,080,092     596,861
                                                ----------    --------    ----------    ----------    ----------    --------
  Redemptions:
     Withdrawals & surrenders (note 5)........      23,700      10,008        38,754             0        21,647       1,169
     Annuity & death benefit payments.........      21,559         548        14,604         1,028         5,443       1,933
     Transfers to fixed & other subaccounts...     509,184      43,754       295,666        10,511       321,246       5,704
                                                ----------    --------    ----------    ----------    ----------    --------
                                                   554,443      54,310       349,024        11,539       348,336       8,806
                                                ----------    --------    ----------    ----------    ----------    --------
       Net equity transactions................   1,880,380     795,046       850,213     1,050,763       731,756     588,055
                                                ----------    --------    ----------    ----------    ----------    --------
          Net change in contract owners'
            equity............................   1,154,024     810,077       799,510     1,075,071       734,236     611,536
Contract owners' equity:
  Beginning of period.........................     810,077           0     1,075,071             0     3,166,554           0
                                                ----------    --------    ----------    ----------    ----------    --------
  End of period...............................  $1,964,101    $810,077    $1,874,581    $1,075,071    $1,345,772    $611,536
                                                ==========    ========    ==========    ==========    ==========    ========

                                                     RELATIVE VALUE
                                                       SUBACCOUNT
                                                ------------------------
                                                   1998        1997(a)
                                                ----------    ----------
Investment activity:
  Reinvested dividends........................  $   82,693    $   19,612
  Risk & administrative expense (note 4)......     (95,392)      (15,700)
                                                ----------    ----------
     Net investment activity..................     (12,699)        3,912
                                                ----------    ----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.................      91,524             0
     Realized gain (loss).....................      66,563        11,830
     Unrealized gain (loss)...................   1,016,582       215,699
                                                ----------    ----------
       Net gain (loss) on investments.........   1,174,669       227,529
                                                ----------    ----------
          Net (decrease) increase in contract
            owners' equity from operations....   1,161,970       231,441
                                                ----------    ----------
Equity transactions:
  Sales:
     Contract purchase payments...............   5,754,162     2,902,485
     Transfers from fixed & other
       subaccounts............................     851,753        90,096
                                                ----------    ----------
                                                 6,605,915     2,992,581
                                                ----------    ----------
  Redemptions:
     Withdrawals & surrenders (note 5)........     373,306        10,942
     Annuity & death benefit payments.........      73,267         5,296
     Transfers to fixed & other subaccounts...     492,230        41,230
                                                ----------    ----------
                                                   938,803        57,468
                                                ----------    ----------
       Net equity transactions................   5,667,112     2,935,113
                                                ----------    ----------
          Net change in contract owners'
            equity............................   6,829,082     3,166,554
Contract owners' equity:
  Beginning of period.........................   3,166,554             0
                                                ----------    ----------
  End of period...............................  $9,995,636    $3,166,554
                                                ==========    ==========

---------------

(a) Period from January 3, 1997 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1998 and 1997

                                                                                                       MONTGOMERY ASSET
                                                                                              -----------------------------------
                                                     EQUITY      HIGH INCOME    SMALL CAP       EMERGING MARKET        SMALL CAP
                                     BLUE CHIP       INCOME         BOND          GROWTH           SUBACCOUNT         OPPORTUNITY
                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    --------------------    SUBACCOUNT
                                      1998(c)       1998(c)        1998(c)       1998(c)        1998      1997(a)       1998(c)
                                     ----------    ----------    -----------    ----------    --------    --------    -----------
Investment activity:
  Reinvested dividends.............   $  1,184      $    614      $  8,343       $      0     $  1,515    $  1,352     $      0
  Risk & administrative expense
     (note 4)......................     (2,525)         (220)         (838)          (294)     (10,644)     (3,272)        (204)
                                      --------      --------      --------       --------     --------    --------     --------
     Net investment activity.......     (1,341)          394         7,505           (294)      (9,129)     (1,920)        (204)
                                      --------      --------      --------       --------     --------    --------     --------
  Realized & Unrealized gain (loss)
     on investments:
     Reinvested capital gains......          0             0           775              0            0           0            0
     Realized gain (loss)..........        532           215           378         (1,432)    (105,907)     (2,389)       2,069
     Unrealized gain (loss)........     48,463         6,457        (3,712)        30,958     (288,678)    (71,244)      10,248
                                      --------      --------      --------       --------     --------    --------     --------
       Net gain (loss) on
          investments..............     48,995         6,672        (2,559)        29,526     (394,585)    (73,633)      12,317
                                      --------      --------      --------       --------     --------    --------     --------
          Net (decrease) increase
            in contract owners'
            equity from
            operations.............     47,654         7,066         4,946         29,232     (403,714)    (75,553)      12,113
                                      --------      --------      --------       --------     --------    --------     --------
Equity transactions:
  Sales:
     Contract purchase payments....    628,613        28,016       386,877         75,300      328,559     889,268       91,968
     Transfers from fixed & other
       subaccounts.................    194,014        80,100        58,490         72,481      383,220      25,538       15,485
                                      --------      --------      --------       --------     --------    --------     --------
                                       822,627       108,116       445,367        147,781      711,779     914,806      107,453
                                      --------      --------      --------       --------     --------    --------     --------
  Redemptions:
     Withdrawals & surrenders (note
       5)..........................      2,746             0            82              0        5,958       4,397            0
     Annuity & death benefit
       payments....................        223             0           127             61        1,979         999       16,664
     Transfers to fixed & other
       subaccounts.................     36,502        15,487         2,292              0      407,864       1,249       12,441
                                      --------      --------      --------       --------     --------    --------     --------
                                        39,471        15,487         2,501             61      415,801       6,645       29,105
                                      --------      --------      --------       --------     --------    --------     --------
       Net equity transactions.....    783,156        92,629       442,866        147,720      295,978     908,161       78,348
                                      --------      --------      --------       --------     --------    --------     --------
          Net change in contract
            owners' equity.........    830,810        99,695       447,812        176,952     (107,736)    832,608       90,461
Contract owners' equity:
  Beginning of period..............          0             0             0              0      832,608           0            0
                                      --------      --------      --------       --------     --------    --------     --------
  End of period....................   $830,810      $ 99,695      $447,812       $176,952     $724,872    $832,608     $ 90,461
                                      ========      ========      ========       ========     ========    ========     ========

---------------

(a) Period from January 3, 1997 date of commencement of operations.

(c) Period from May 1, 1998 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1998 and 1997

                                                                              FIDELITY INVESTMENTS
                                                --------------------------------------------------------------------------------
                                                       VIP GROWTH              VIP EQUITY INCOME          VIP HIGH INCOME BOND
                                                       SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                                ------------------------    ------------------------    ------------------------
                                                   1998        1997(b)         1998        1997(b)         1998        1997(b)
                                                ----------    ----------    ----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends........................  $    6,464    $        0    $   26,915    $        0    $  104,824    $        0
  Risk & administrative expense (note 4)......     (36,874)       (3,791)      (47,574)       (7,136)      (28,705)       (4,117)
                                                ----------    ----------    ----------    ----------    ----------    ----------
      Net investment activity.................     (30,410)       (3,791)      (20,659)       (7,136)       76,119        (4,117)
                                                ----------    ----------    ----------    ----------    ----------    ----------
  Realized & Unrealized gain (loss) on
    investments:
    Reinvested capital gains..................     169,084             0        95,785             0        66,607             0
    Realized gain (loss)......................      32,996         2,373        15,254         3,136       (22,981)       12,995
    Unrealized gain (loss)....................     805,443        37,791       217,112        96,293      (301,337)       29,576
                                                ----------    ----------    ----------    ----------    ----------    ----------
      Net gain (loss) on investments..........   1,007,523        40,164       328,151        99,429      (257,711)       42,571
                                                ----------    ----------    ----------    ----------    ----------    ----------
         Net increase in contract owners'
           equity from operations.............     977,113        36,373       307,492        92,293      (181,592)       38,454
                                                ----------    ----------    ----------    ----------    ----------    ----------
Equity transactions:
  Sales:
    Contract purchase payments................   2,574,916       972,759     3,306,327     1,576,447     1,709,242     1,437,894
    Transfers from fixed & other
      subaccounts.............................     662,152        11,770       668,846        18,945       333,556       137,249
                                                ----------    ----------    ----------    ----------    ----------    ----------
                                                 3,237,068       984,529     3,975,173     1,595,392     2,042,798     1,575,143
                                                ----------    ----------    ----------    ----------    ----------    ----------
  Redemptions:
    Withdrawals & surrenders (note 5).........      54,773         6,020        71,218         3,913        26,465             0
    Annuity & death benefit payments..........      12,293             0         3,399         5,412           791         5,499
    Transfers to fixed & other subaccounts....     638,827             0       390,802         6,029       125,389       219,773
                                                ----------    ----------    ----------    ----------    ----------    ----------
                                                   705,893         6,020       465,419        15,354       152,645       225,272
                                                ----------    ----------    ----------    ----------    ----------    ----------
      Net equity transactions.................   2,531,175       978,509     3,509,754     1,580,038     1,890,153     1,349,871
                                                ----------    ----------    ----------    ----------    ----------    ----------
         Net change in contract owners'
           equity.............................   3,508,288     1,014,882     3,817,246     1,672,331     1,708,561     1,388,325
Contract owners' equity:
  Beginning of period.........................   1,014,882             0     1,672,331             0     1,388,325             0
                                                ----------    ----------    ----------    ----------    ----------    ----------
  End of period...............................  $4,523,170    $1,014,882    $5,489,577    $1,672,331    $3,096,886    $1,388,325
                                                ==========    ==========    ==========    ==========    ==========    ==========
                                                                JANUS ASPEN SERIES
                                                JP MORGAN    ------------------------
                                                TRUST II
                                                ---------                    INTL.
                                                  SMALL        GROWTH        GROWTH
                                                 COMPANY     SUBACCOUNT    SUBACCOUNT
                                                 1998(c)      1998(c)       1998(c)
                                                ---------    ----------    ----------
Investment activity:
  Reinvested dividends........................  $    714     $   1,115     $    1,286
  Risk & administrative expense (note 4)......    (1,554)       (3,888)          (728)
                                                --------     ----------    ----------
      Net investment activity.................      (840)       (2,773)           558
                                                --------     ----------    ----------
  Realized & Unrealized gain (loss) on
    investments:
    Reinvested capital gains..................    11,588           139             38
    Realized gain (loss)......................      (689)       46,760         14,859
    Unrealized gain (loss)....................    37,863       319,539            139
                                                --------     ----------    ----------
      Net gain (loss) on investments..........    48,762       366,438         15,036
                                                --------     ----------    ----------
         Net increase in contract owners'
           equity from operations.............    47,922       363,665         15,594
                                                --------     ----------    ----------
Equity transactions:
  Sales:
    Contract purchase payments................   539,440     1,505,041        119,362
    Transfers from fixed & other
      subaccounts.............................    73,249     1,737,064      4,506,289
                                                --------     ----------    ----------
                                                 612,689     3,242,105      4,625,651
                                                --------     ----------    ----------
  Redemptions:
    Withdrawals & surrenders (note 5).........       609            61             59
    Annuity & death benefit payments..........       116           185         16,112
    Transfers to fixed & other subaccounts....     3,384     1,188,160      4,399,733
                                                --------     ----------    ----------
                                                   4,109     1,188,406      4,415,904
                                                --------     ----------    ----------
      Net equity transactions.................   608,580     2,053,699        209,747
                                                --------     ----------    ----------
         Net change in contract owners'
           equity.............................   656,502     2,417,364        225,341
Contract owners' equity:
  Beginning of period.........................         0             0              0
                                                --------     ----------    ----------
  End of period...............................  $656,502     $2,417,364    $  225,341
                                                ========     ==========    ==========

---------------

(b) Period from April 1, 1997 date of commencement of operations.

(c) Period from May 1, 1998 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                            For the Year Ended December 31, 1998

                                                        JANUS ASPEN SERIES
                                                            (CONTINUED)              SALOMON VARIABLE FUND SERIES
                                                      -----------------------    ------------------------------------
                                                          WW                                    TOTAL
                                                        GROWTH      BALANCE       CAPITAL       RETURN     INVESTORS
                                                      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                       1998(c)      1998(c)       1998(c)      1998(c)      1998(c)
                                                      ----------   ----------    ----------   ----------   ----------
Investment activity:
  Reinvested dividends..............................  $    9,702   $   48,910     $  1,801     $  5,362     $  1,601
  Risk & administrative expense (note 4)............      (7,118)     (10,847)        (402)        (825)      (1,179)
                                                      ----------   ----------     --------     --------     --------
       Net investment activity......................       2,584       38,063        1,399        4,537          422
                                                      ----------   ----------     --------     --------     --------
  Realized & Unrealized gain (loss) on investments:
     Reinvested capital gains.......................       2,416        1,137        3,009        1,072            0
     Realized gain (loss)...........................      36,214        8,538          762          829        1,496
     Unrealized gain (loss).........................     186,957      485,789       17,714        4,184       23,307
                                                      ----------   ----------     --------     --------     --------
       Net gain (loss) on investments...............     225,587      495,464       21,485        6,085       24,803
                                                      ----------   ----------     --------     --------     --------
          Net increase in contract owners' equity
            from operations.........................     228,171      533,527       22,884       10,622       25,225
                                                      ----------   ----------     --------     --------     --------
Equity transactions:
  Sales:
     Contract purchase payment......................   1,786,575    2,648,081      233,419      232,678      333,783
     Transfers from fixed & other subaccounts.......   3,425,697    1,383,055       42,434      151,291       36,621
                                                      ----------   ----------     --------     --------     --------
                                                       5,212,272    4,031,136      275,853      383,969      370,404
                                                      ----------   ----------     --------     --------     --------
Redemptions:
  Withdrawals & surrenders (note 5).................      30,747       18,758            0            0          272
  Annuity & death benefit payments..................         252        6,210          107            0          186
  Transfers to fixed & other subaccounts............   2,697,114      294,535            0       19,970        1,999
                                                      ----------   ----------     --------     --------     --------
                                                       2,728,113      319,503          107       19,970        2,457
                                                      ----------   ----------     --------     --------     --------
       Net equity transactions......................   2,484,159    3,711,633      275,746      363,999      367,947
                                                      ----------   ----------     --------     --------     --------
          Net change in contract owners' equity.....   2,712,330    4,245,160      298,630      374,621      393,172
Contract owners' equity:
  Beginning of period...............................           0            0            0            0            0
                                                      ----------   ----------     --------     --------     --------
  End of period.....................................  $2,712,330   $4,245,160     $298,630     $374,621     $393,172
                                                      ==========   ==========     ========     ========     ========


                                                            STRONG VARIABLE ANNUITY FUNDS
                                                      ------------------------------------------
                                                                          SCHAFER
                                                       OPPORTUNITY II     VALUE II    GROWTH II
                                                         SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
                                                          1998(c)         1998(c)      1998(c)
                                                      ----------------   ----------   ----------
Investment activity:
  Reinvested dividends..............................     $    1,436       $   139      $      0
  Risk & administrative expense (note 4)............           (963)         (190)       (1,238)
                                                         ----------       -------      --------
       Net investment activity......................            473           (51)       (1,238)
                                                         ----------       -------      --------
  Realized & Unrealized gain (loss) on investments:
     Reinvested capital gains.......................              0             0             0
     Realized gain (loss)...........................         22,907         1,786         1,501
     Unrealized gain (loss).........................         20,918         3,845       102,974
                                                         ----------       -------      --------
       Net gain (loss) on investments...............         43,825         5,631       104,475
                                                         ----------       -------      --------
          Net increase in contract owners' equity
            from operations.........................         44,298         5,580       103,237
                                                         ----------       -------      --------
Equity transactions:
  Sales:
     Contract purchase payment......................        234,597        35,791       360,069
     Transfers from fixed & other subaccounts.......      1,443,032        24,309       158,068
                                                         ----------       -------      --------
                                                          1,677,629        60,100       518,137
                                                         ----------       -------      --------
Redemptions:
  Withdrawals & surrenders (note 5).................              0             0             0
  Annuity & death benefit payments..................         15,648             0             0
  Transfers to fixed & other subaccounts............        930,499        15,411         9,656
                                                         ----------       -------      --------
                                                            946,147        15,411         9,656
                                                         ----------       -------      --------
       Net equity transactions......................        731,482        44,689       508,481
                                                         ----------       -------      --------
          Net change in contract owners' equity.....        775,780        50,269       611,718
Contract owners' equity:
  Beginning of period...............................              0             0             0
                                                         ----------       -------      --------
  End of period.....................................     $  775,780       $50,269      $611,718
                                                         ==========       =======      ========

---------------

(c) Period from May 1, 1998 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                            For the Year Ended December 31, 1998

                                                                                                             GOLDMAN SACHS
                                                                 MORGAN STANLEY UNIVERSAL FUNDS              ----------
                                                        -------------------------------------------------       VIT
                                                          FIXED       US REAL                   EMERGING      GROWTH &
                                                          INCOME       ESTATE       VALUE      MKT. DEBT       INCOME
                                                        SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                         1998(c)      1998(c)      1998(c)      1998(c)       1998(c)
                                                        ----------   ----------   ----------   ----------    ----------
Investment activity:
  Reinvested dividends................................   $ 14,820     $ 1,946      $  5,516      $  841       $  6,481
  Risk & administrative expense (note 4)..............       (836)       (256)       (1,037)        (14)        (2,219)
                                                         --------     -------      --------      ------       --------
       Net investment activity........................     13,984       1,690         4,479         827          4,262
                                                         --------     -------      --------      ------       --------
  Realized & Unrealized gain (loss) on investments:
     Reinvested capital gains.........................      5,226           0         8,977           0              0
     Realized gain (loss).............................         13         (61)        1,409          42         (1,956)
     Unrealized gain (loss)...........................    (15,285)       (491)         (693)       (546)        14,203
                                                         --------     -------      --------      ------       --------
       Net gain (loss) on investments.................    (10,046)       (552)        9,693        (504)        12,247
                                                         --------     -------      --------      ------       --------
          Net increase in contract owners' equity from
            operations................................      3,938       1,138        14,172         323         16,509
                                                         --------     -------      --------      ------       --------
Equity transactions:
  Sales:
     Contract purchase payments.......................    315,893      58,605       264,759       6,757        668,643
     Transfers from fixed & other subaccounts.........    335,255      27,072       146,186         519         92,384
                                                         --------     -------      --------      ------       --------
                                                          651,148      85,677       410,945       7,276        761,027
                                                         --------     -------      --------      ------       --------
Redemptions:
  Withdrawals & surrenders (note 5)...................        253           0             0           0            150
  Annuity & death benefit payments....................         49           0           137           0            150
  Transfers to fixed & other subaccounts..............    112,159         169         2,952           0         29,603
                                                         --------     -------      --------      ------       --------
                                                          112,461         169         3,089           0         29,903
                                                         --------     -------      --------      ------       --------
       Net equity transactions........................    538,687      85,508       407,856       7,276        731,124
                                                         --------     -------      --------      ------       --------
          Net change in contract owners' equity.......    542,625      86,646       422,028       7,599        747,633
Contract owners' equity:
  Beginning of period.................................          0           0             0           0              0
                                                         --------     -------      --------      ------       --------
  End of period.......................................   $542,625     $86,646      $422,028      $7,599       $747,633
                                                         ========     =======      ========      ======       ========

                                                                 GOLDMAN SACHS
                                                        ------------------------------------
                                                           VIT          VIT          VIT
                                                         CORE US       GLOBAL      CAPITAL
                                                          EQUITY       INCOME       GROWTH
                                                        SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                         1998(c)      1998(c)      1998(c)
                                                        ----------   ----------   ----------
Investment activity:
  Reinvested dividends................................   $  3,505     $ 2,398     $    2,050
  Risk & administrative expense (note 4)..............     (2,745)       (239)        (3,490)
                                                         --------     -------     ----------
       Net investment activity........................        760       2,159         (1,440)
                                                         --------     -------     ----------
  Realized & Unrealized gain (loss) on investments:
     Reinvested capital gains.........................          0         644              0
     Realized gain (loss).............................      1,045          57          7,124
     Unrealized gain (loss)...........................     79,395      (2,172)       110,809
                                                         --------     -------     ----------
       Net gain (loss) on investments.................     80,440      (1,471)       117,933
                                                         --------     -------     ----------
          Net increase in contract owners' equity from
            operations................................     81,200         688        116,493
                                                         --------     -------     ----------
Equity transactions:
  Sales:
     Contract purchase payments.......................    760,740      75,695        781,171
     Transfers from fixed & other subaccounts.........     74,272       6,926        213,959
                                                         --------     -------     ----------
                                                          835,012      82,621        995,130
                                                         --------     -------     ----------
Redemptions:
  Withdrawals & surrenders (note 5)...................        249           0          9,036
  Annuity & death benefit payments....................     24,187           0          3,393
  Transfers to fixed & other subaccounts..............     42,315         766         40,314
                                                         --------     -------     ----------
                                                           66,751         766         52,743
                                                         --------     -------     ----------
       Net equity transactions........................    768,261      81,855        942,387
                                                         --------     -------     ----------
          Net change in contract owners' equity.......    849,461      82,543      1,058,880
Contract owners' equity:
  Beginning of period.................................          0           0              0
                                                         --------     -------     ----------
  End of period.......................................   $849,461     $82,543     $1,058,880
                                                         ========     =======     ==========

---------------

(c) Period from May 1, 1998 date of commencement of operations.
   The accompanying notes are an integral part of these financial statements.

                      [THIS PAGE LEFT INTENTIONALLY BLANK]

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Ohio National Variable Account A (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The account has been registered as a unit investment trust under the Investment Company Act of 1940.

    Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Montgomery Variable Series Funds III, Fidelity Variable Insurance Products Fund, J. P. Morgan Series Trust II, Janus Aspen Series, Salomon Brothers Variable Series Fund, Inc., Strong Variable Insurance Funds, Inc., Morgan Stanley Universal Funds, Inc. and Goldman Sachs Variable Insurance Trust (collectively the Funds). The Funds are diversified open-end management investment companies. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

    Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5 or
    4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and express risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses.

    Investments are valued at the net asset value of fund shares held at December 31, 1998. Share transactions are recorded on the trade date. Income and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

    ONLIC performs investment advisory services on behalf of the Ohio National Fund, Inc. in which the Account invests. For these services, the Company receives fees from the mutual funds. These fees are paid to an affiliate of the Company.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) INVESTMENTS

    At December 31, 1998 the aggregate cost and number of shares of the underlying funds owned by the respective subaccounts were:

                                                MONEY                                                    CAPITAL
                                 EQUITY        MARKET         BOND          OMNI       INTERNATIONAL   APPRECIATION    SMALL CAP
     OHIO NATIONAL FUNDS       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
     -------------------       -----------   -----------   -----------   -----------   -------------   ------------   -----------
Aggregate Cost...............  $81,681,801   $19,173,429   $10,179,848   $69,000,855    $53,142,837    $25,765,403    $21,221,932
Number of Shares.............    3,210,454     1,917,343       962,526     4,058,052      3,802,676      1,998,930      1,248,256

                                    GLOBAL      AGGRESSIVE       CORE        GROWTH &       S&P 500       SOCIAL       STRATEGIC
                                  CONTRARIAN      GROWTH        GROWTH        INCOME         INDEX       AWARENESS      INCOME
      OHIO NATIONAL FUNDS         SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
      -------------------         -----------   -----------   -----------   -----------   -----------   -----------   -----------
Aggregate Cost..................  $5,857,370    $6,644,727    $3,145,247    $18,564,687   $32,891,286   $2,614,705    $ 2,013,934
Number of Shares................     500,585       608,507       324,235      1,420,106     2,537,197      223,219        200,619

                                                 RELATIVE                     EQUITY      HIGH INCOME    SMALL CAP
                                    STELLAR        VALUE       BLUE CHIP      INCOME         BOND         GROWTH
      OHIO NATIONAL FUNDS         SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
      -------------------         -----------   -----------   -----------   -----------   -----------   -----------
Aggregate Cost..................  $1,354,605    $8,763,355    $  782,347    $   93,238    $  451,524    $  145,994
Number of Shares................     127,465       666,376        81,277         9,469        46,720        16,909

                                  MONTGOMERY    MONTGOMERY                                 FIDELITY      JP MORGAN
                                     ASSET      ASSET SMALL                  FIDELITY         VIP        TRUST II
                                   EMERGING         CAP        FIDELITY     VIP EQUITY       HIGH          SMALL      JANUS ASPEN
                                     MKT.       OPPORTUNITY   VIP GROWTH      INCOME        INCOME        COMPANY       GROWTH
                                  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                  -----------   -----------   -----------   -----------   -----------   -----------   -----------
Aggregate Cost..................  $1,084,794    $   80,213    $3,679,936    $5,176,172    $3,368,647    $  618,639    $ 2,097,825
Number of Shares................     109,996         9,748       100,806       215,955       268,594        55,354        102,692

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                         SALOMON
                                            JANUS ASPEN    JANUS ASPEN      JANUS         BROS          SALOMON
                                           INTERNATIONAL    WORLDWIDE       ASPEN       VARIABLE     BROS. VARIABLE
                                              GROWTH         GROWTH       BALANCED       CAPITAL      TOTAL RETURN
                                            SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                           -------------   -----------   -----------   -----------   --------------
Aggregate Cost...........................     $225,202     $2,525,373    $3,759,371     $280,916        $370,437
Number of Shares.........................       10,594         93,239       188,674       25,811          36,021


                                              SALOMON         STRONG
                                           BROS. VARIABLE   OPPORTUNITY
                                             INVESTORS          II
                                             SUBACCOUNT     SUBACCOUNT
                                           --------------   -----------
Aggregate Cost...........................     $369,865       $754,862
Number of Shares.........................       35,710         35,717

                                                                                                          MORGAN
                                                               MORGAN         MORGAN        MORGAN        STANLEY       GOLDMAN
                                  STRONG                      STANLEY        STANLEY        STANLEY      UNIVERSAL     SACHS VIT
                                  SCHAFER       STRONG       UNIVERSAL     UNIVERSAL US    UNIVERSAL     EMERGING      GROWTH &
                                 VALUE II      GROWTH II    FIXED INCOME   REAL ESTATE       VALUE       MKT DEBT       INCOME
                                SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                -----------   -----------   ------------   ------------   -----------   -----------   -----------
Aggregate Cost................   $ 46,424     $  508,744     $  557,910      $ 87,137      $422,721      $  8,145      $733,430
Number of Shares..............      4,987         38,185         50,713         8,841        38,021         1,246        71,544

                                GOLDMAN       GOLDMAN       GOLDMAN
                               SACHS VIT     SACHS VIT     SACHS VIT
                                CORE US       GLOBAL        CAPITAL
                                EQUITY        INCOME        GROWTH
                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                              -----------   -----------   -----------
Aggregate Cost..............   $770,066     $   84,715    $  948,071
Number of Shares............     74,384          7,998        93,623

(3) CONTRACTS IN ACCUMULATION PERIOD

    At December 31, 1998 the accumulation units and value per unit of the respective subaccounts and products were:

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
EQUITY SUBACCOUNT
  Combination...............................................       26,150.9503        139.192132      $ 3,640,007
  Back Load.................................................       18,686.2740         78.143774      $ 1,460,216
  Top I.....................................................      150,434.2110         62.541201      $ 9,408,336
  Top Tradition.............................................    1,469,466.9466         53.820037      $79,086,765
  Top Plus..................................................      755,665.1416         18.458779      $13,948,656
  Investar Vision...........................................       73,097.3122         12.093494      $   884,002
  Top Spectrum..............................................      204,827.9703         12.093494      $ 2,477,086
  Top Explorer..............................................      417,377.5838         12.364737      $ 5,160,764
MONEY MARKET SUBACCOUNT
  VIA.......................................................       15,961.1499         28.352494      $   452,538
  Top I.....................................................       24,711.8234         21.483279      $   530,891
  Top Tradition.............................................      133,824.4986         19.104543      $ 2,556,656
  Top Plus..................................................      298,676.0483         12.321496      $ 3,680,136
  Investar Vision...........................................       11,211.8391         10.796720      $   121,051
  Top Spectrum..............................................      111,469.1501         10.796720      $ 1,203,501
  Top Explorer..............................................      458,755.0389         10.716203      $ 4,916,112
  Oncore Flex...............................................      354,726.2117         10.250770      $ 3,636,217
  Oncore Value..............................................       49,676.1676         10.291475      $   511,241
  Oncore Premier............................................      141,510.6535         10.257518      $ 1,451,548

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
BOND SUBACCOUNT
  Top I.....................................................       18,756.0110         31.234606      $   585,837
  Top Tradition.............................................      136,752.2145         28.249407      $ 3,863,169
  Top Plus..................................................      163,496.3173         12.919987      $ 2,112,370
  Investar Vision...........................................       40,793.1412         11.197447      $   456,779
  Top Spectrum..............................................       85,530.4152         11.197447      $   957,722
  Top Explorer..............................................      155,241.5633         11.256655      $ 1,747,501
  Oncore Flex...............................................            0.0000         10.211170      $         0
  Oncore Value..............................................        9,887.4152         10.251716      $   101,363
  Oncore Premier............................................       31,344.6853         10.217891      $   320,277
OMNI SUBACCOUNT
  Top I.....................................................      124,947.5714         40.603031      $ 5,073,250
  Top Tradition.............................................    1,380,276.6861         40.510184      $55,915,263
  Top Plus..................................................      811,017.1342         16.898733      $13,705,162
  Investar Vision...........................................       59,841.0789         11.966933      $   716,114
  Top Spectrum..............................................      240,642.8038         11.966933      $ 2,879,756
  Top Explorer..............................................      670,925.2933         12.100620      $ 8,118,612
  Oncore Flex...............................................            0.0000          9.373686      $         0
  Oncore Value..............................................       28,181.1155          9.410936      $   265,211
  Oncore Premier............................................       19,147.1651          9.379873      $   179,598
INTERNATIONAL SUBACCOUNT
  Top I.....................................................       78,452.3384         17.278635      $ 1,355,549
  Top Tradition.............................................    1,878,181.4332         17.278635      $32,452,412
  Top Plus..................................................      690,871.8461         15.241954      $10,530,237
  Investar Vision...........................................       39,155.7072         10.362585      $   405,754
  Top Spectrum..............................................       81,086.6449         10.362585      $   840,267
  Top Explorer..............................................      318,013.4051         10.120487      $ 3,218,451
  Oncore Flex...............................................            0.0000          9.345821      $         0
  Oncore Value..............................................        2,069.7149          9.382965      $    19,420
  Oncore Premier............................................        5,885.3043          9.351988      $    55,039
CAPITAL APPRECIATION SUBACCOUNT
  Top I.....................................................       23,962.1129         15.538473      $   372,334
  Top Tradition.............................................      606,077.6818         15.538473      $ 9,417,522
  Top Plus..................................................      464,527.7607         17.357724      $ 8,063,145
     Investar Vision........................................       68,408.7734         11.872017      $   812,150
  Top Spectrum..............................................      142,364.2479         11.872017      $ 1,690,151
  Top Explorer..............................................      392,536.8671         11.921997      $ 4,679,823
  Oncore Flex...............................................        6,257.6396          9.830302      $    61,514
  Oncore Value..............................................       12,436.3273          9.869354      $   122,739
  Oncore Premier............................................       56,849.3316          9.836784      $   559,215
SMALL CAP SUBACCOUNT
  Top I.....................................................       27,574.1368         16.668731      $   459,625
  Top Tradition.............................................      665,332.0331         16.668731      $11,090,241
  Top Plus..................................................      369,788.2913         21.836411      $ 8,074,849
  Investar Vision...........................................       76,716.2178         11.836906      $   908,083
  Top Spectrum..............................................       70,073.1752         11.836906      $   829,450
  Top Explorer..............................................      322,152.0037         13.888339      $ 4,474,156

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
GLOBAL CONTRARIAN SUBACCOUNT
  Top Tradition.............................................      113,661.7885         12.697451      $ 1,443,215
  Top Plus..................................................      144,093.4893         13.644341      $ 1,966,061
  Investar Vision...........................................        7,689.4885         11.268548      $    86,649
  Top Spectrum..............................................       20,281.3963         11.268548      $   228,542
  Top Explorer..............................................      150,831.7504         10.991242      $ 1,657,828
AGGRESSIVE GROWTH SUBACCOUNT
  Top Tradition.............................................      200,720.5572         12.422862      $ 2,493,524
  Top Plus..................................................      138,326.7637         15.009251      $ 2,076,181
  Investar Vision...........................................       54,397.5893         11.858619      $   645,080
  Top Spectrum..............................................       38,405.2594         11.858619      $   455,433
  Top Explorer..............................................       84,441.2896         13.192890      $ 1,114,025
CORE GROWTH SUBACCOUNT
  Top Tradition.............................................      138,652.1868         10.318290      $ 1,430,654
  Top Plus..................................................       98,154.1597         10.359066      $ 1,016,785
  Top Explorer..............................................       79,477.5458         12.196537      $   969,351
GROWTH & INCOME SUBACCOUNT
  Top Tradition.............................................      467,062.7422         14.309421      $ 6,683,397
  Top Plus..................................................      314,341.6560         14.365899      $ 4,515,800
  Top Explorer..............................................      520,160.4255         14.465502      $ 7,524,382
  Oncore Flex...............................................        3,516.7603          9.287441      $    32,662
  Oncore Value..............................................        7,213.9052          9.324354      $    67,265
  Oncore Premier............................................       57,454.7090          9.293575      $   533,960
S&P 500 INDEX SUBACCOUNT
  Top Tradition.............................................      684,473.5906         16.757375      $11,469,981
  Top Plus..................................................      486,237.2461         16.823468      $ 8,180,197
  Top Explorer..............................................      756,235.1851         16.308232      $12,332,859
  Investar Vision...........................................       55,052.3431         11.452642      $   630,495
  Top Spectrum..............................................       63,211.2177         11.452642      $   723,935
  Oncore Flex...............................................       14,743.1397         11.131014      $   164,106
  Oncore Value..............................................       70,846.4001         11.175217      $   791,724
  Oncore Premier............................................      162,769.6725         11.138349      $ 1,812,985
SOCIAL AWARENESS SUBACCOUNT
  Top Tradition.............................................       49,168.5293          9.537309      $   468,935
  Top Plus..................................................       48,417.4699          9.574986      $   463,597
  Top Explorer..............................................      101,723.5977         10.140901      $ 1,031,569
STRATEGIC INCOME SUBACCOUNT
  Investar Vision...........................................      133,871.2498         10.425769      $ 1,395,711
  Top Spectrum..............................................       45,931.4048         10.425769      $   478,870
STELLAR SUBACCOUNT
  Investar Vision...........................................      113,671.1592         10.980827      $ 1,248,203
  Top Spectrum..............................................        8,885.3913         10.980827      $    97,569
RELATIVE VALUE SUBACCOUNT
  Investar Vision...........................................      630,488.8962         15.061199      $ 9,495,918
  Top Spectrum..............................................       33,179.1595         15.061199      $   499,718

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
BLUE CHIP SUBACCOUNT
  Oncore Flex...............................................        2,507.9476         10.134253      $    25,417
  Oncore Value..............................................       32,060.0222         10.174507      $   326,195
  Oncore Premier............................................       47,253.8600         10.140937      $   479,198
EQUITY INCOME SUBACCOUNT
  Oncore Flex...............................................            0.0000         10.488837      $         0
  Oncore Value..............................................          329.6651         10.530500      $     3,471
  Oncore Premier............................................        9,167.8920         10.495750      $    96,224
HIGH INCOME BOND SUBACCOUNT
  Oncore Flex...............................................            0.0000          9.882097      $         0
  Oncore Value..............................................       15,816.8839          9.921342      $   156,925
  Oncore Premier............................................       29,416.3892          9.888612      $   290,887
SMALL CAP GROWTH SUBACCOUNT
  Oncore Flex...............................................        5,017.3301         10.359321      $    51,977
  Oncore Value..............................................        4,359.2743         10.400462      $    45,338
  Oncore Premier............................................        7,682.4385         10.366153      $    79,637
MONTGOMERY ASSET EMERGING MARKET
  Investar Vision...........................................       37,962.2205          6.030274      $   228,923
  Top Spectrum..............................................       13,213.8868          6.030274      $    79,683
  Top Explorer..............................................       72,272.3006          5.657457      $   408,877
  Oncore Flex...............................................            0.0000          6.396804      $         0
  Oncore Value..............................................            0.0000          6.422302      $         0
  Oncore Premier............................................        1,154.3484          6.401040      $     7,389
MONTGOMERY ASSET SMALL CAP OPPORTUNITY
  Oncore Flex...............................................        1,465.6874          9.188061      $    13,467
  Oncore Value..............................................        2,808.2291          9.224569      $    25,905
  Oncore Premier............................................        5,556.7813          9.194116      $    51,090
FIDELITY VIP GROWTH SUBACCOUNT
  Top Explorer..............................................      263,103.2947         17.191614      $ 4,523,170
FIDELITY VIP EQUITY INCOME SUBACCOUNT
  Top Explorer..............................................      398,393.4229         13.779285      $ 5,489,577
FIDELITY VIP HIGH INCOME BOND SUBACCOUNT
  Top Explorer..............................................      280,387.8643         11.045007      $ 3,096,886
JP MORGAN TRUST II SMALL COMPANY SUBACCOUNT
  Oncore Flex...............................................        3,544.0788          8.326677      $    29,510
  Oncore Value..............................................       11,685.5152          8.359794      $    97,689
  Oncore Premier............................................       63,525.2986          8.332170      $   529,304
JANUS ASPEN GROWTH SUBACCOUNT
  Oncore Flex...............................................        7,102.6219         11.550278      $    82,037
  Oncore Value..............................................       59,299.9616         11.596125      $   687,650
  Oncore Premier............................................      142,558.5026         11.557898      $ 1,647,677
JANUS ASPEN INTERNATIONAL GROWTH SUBACCOUNT
  Oncore Flex...............................................            0.0000          9.866798      $         0
  Oncore Value..............................................        3,168.7443          9.905969      $    31,389
  Oncore Premier............................................       19,644.0342          9.873298      $   193,951

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
JANUS ASPEN WORLDWIDE GROWTH SUBACCOUNT
  Investar Vision...........................................       52,759.9618         10.308701      $   543,887
  Top Spectrum..............................................       10,721.8067         10.308701      $   110,528
  Oncore Flex...............................................        2,062.7468         10.498008      $    21,655
  Oncore Value..............................................       53,905.3377         10.539673      $   568,145
  Oncore Premier............................................      139,755.1030         10.504917      $ 1,468,116
JANUS ASPEN BALANCED SUBACCOUNT
  Investar Vision...........................................       79,457.8658         11.955678      $   949,973
  Top Spectrum..............................................       63,309.0657         11.955678      $   756,903
  Oncore Flex...............................................       10,515.2557         11.619511      $   122,182
  Oncore Value..............................................       42,914.7797         11.665611      $   500,627
  Oncore Premier............................................      164,741.5646         11.627155      $ 1,915,476
SALOMON BROTHERS VARIABLE CAPITAL SUBACCOUNT
  Oncore Flex...............................................        3,518.1965         10.660198      $    37,505
  Oncore Value..............................................        2,810.4357         10.702534      $    30,079
  Oncore Premier............................................       21,659.4320         10.667226      $   231,046
SALOMON BROTHERS VAR. TOTAL RETURN SUBACCOUNT
  Oncore Flex...............................................        3,756.6195          9.998263      $    37,560
  Oncore Value..............................................        4,957.7277         10.037977      $    49,766
  Oncore Premier............................................       28,715.7024         10.004853      $   287,296
SALOMON BROTHERS VARIABLE INVESTORS SUBACCOUNT
  Oncore Flex...............................................        4,237.0237         10.125357      $    42,901
  Oncore Value..............................................        6,726.7725         10.165569      $    68,381
  Oncore Premier............................................       27,821.5618         10.132029      $   281,889
STRONG OPPORTUNITY II SUBACCOUNT
  Oncore Flex...............................................       42,277.1255          9.534784      $   403,103
  Oncore Value..............................................       10,471.1133          9.572665      $   100,236
  Oncore Premier............................................       28,554.4675          9.541070      $   272,440
STRONG SCHAFER VALUE II SUBACCOUNT
  Oncore Flex...............................................            0.0000          9.386490      $         0
  Oncore Value..............................................        1,864.6521          9.423801      $    17,572
  Oncore Premier............................................        3,481.0608          9.392680      $    32,696
STRONG GROWTH II SUBACCOUNT
  Oncore Flex...............................................            0.0000         11.518881      $         0
  Oncore Value..............................................       10,254.9972         11.564594      $   118,595
  Oncore Premier............................................       42,781.7908         11.526465      $   493,123
MORGAN STANLEY UNIVERSAL FIXED INCOME SUBACCOUNT
  Oncore Flex...............................................        3,924.9967         10.442562      $    40,987
  Oncore Value..............................................        3,904.7020         10.484025      $    40,937
  Oncore Premier............................................       44,088.5946         10.449435      $   460,701
MORGAN STANLEY UNIVERSAL US REAL ESTATE SUBACCOUNT
  Oncore Flex...............................................            0.0000          8.935176      $         0
  Oncore Value..............................................            0.0000          8.970704      $         0
  Oncore Premier............................................        9,690.8389          8.941071      $    86,646
MORGAN STANLEY UNIVERSAL VALUE SUBACCOUNT
  Oncore Flex...............................................            0.0000          8.793779      $         0
  Oncore Value..............................................        2,408.4800          8.828718      $    21,264
  Oncore Premier............................................       45,543.5858          8.799574      $   400,764

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
MORGAN STANLEY UNIVERSAL EMERGING MKT DEBT SUBACCOUNT
  Oncore Flex...............................................            0.0000          6.715933      $         0
  Oncore Value..............................................            0.0000          6.742711      $         0
  Oncore Premier............................................        1,130.7346          6.720380      $     7,599
GOLDMAN SACHS VIT GROWTH & INCOME SUBACCOUNT
  Oncore Flex...............................................       10,579.1958          8.842262      $    93,544
  Oncore Value..............................................       24,325.6525          8.877426      $   215,949
  Oncore Premier............................................       49,517.9809          8.848103      $   438,140
GOLDMAN SACHS VIT CORE US EQUITY SUBACCOUNT
  Oncore Flex...............................................       13,701.2141         10.178701      $   139,461
  Oncore Value..............................................       21,555.3686         10.219123      $   220,277
  Oncore Premier............................................       48,080.8572         10.185409      $   489,723
GOLDMAN SACHS VIT GLOBAL INCOME SUBACCOUNT
  Oncore Flex...............................................            0.0000         10.562975      $         0
  Oncore Value..............................................        1,759.2795         10.604929      $    18,657
  Oncore Premier............................................        6,044.1431         10.569939      $    63,886
GOLDMAN SACHS VIT CAPITAL GROWTH SUBACCOUNT
  Investar Vision...........................................        9,474.7690         11.582489      $   109,741
  Top Spectrum..............................................       27,170.3186         11.582489      $   314,700
  Oncore Flex...............................................            0.0000         11.183295      $         0
  Oncore Value                                                     15,484.3109         11.227684      $   173,853
  Oncore Premier............................................       41,158.0548         11.190658      $   460,586

(4) RISK AND ADMINISTRATIVE EXPENSE

    ONLIC charges the Account's assets at the end of each day, equal to 0.25% on an annual basis, of the contract value for administrative expenses, based on premiums established at the time the contracts are issued.

    Although variable annuity payments differ according to the investment performance of the Accounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value at a rate presently ranging from 0.65% to 1.25% for mortality and expense risk on an annual basis.

    The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost of those terms.

    The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

(5) CONTRACT CHARGES

    No deduction for a sales charge is made from purchase payments. A contingent deferred sales charge ranging from 0% to 7% may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of accumulation value is made before the annuity payout date.

    A transfer fee is charged for each transfer from one subaccount to another. The fee is charged against the contract owner's equity in the subaccount from which the transfer is effected.

    State premium taxes presently range from 0% to 2-1/2% for these contracts. In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Elsewhere, they will be deducted from purchase payments.

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

    Each year on the contract anniversary (or at the time of surrender of the contract), ONLIC will deduct a contract administration charge of $30 from the accumulation value to reimburse it for the expense relating to the maintenance of the contract. Total contract administration charges for the Account amounted to approximately $300,000 during 1998.

(6) FEDERAL INCOME TAXES

    Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares.